ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018		Sep. 30, 2017
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 4,232	[1]	$ 4,320
Ending balance	4,747		4,303
Other comprehensive income (loss) allocated to noncontrolling interests	(7)		(2)
As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	4,400
Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(168)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	1		(88)
Other comprehensive income (loss), before reclassifications	38		48
Amounts reclassified from other comprehensive income	(28)		33
Other comprehensive income (loss)	10		81
Ending balance	11		(7)
Unrealized Gain (Loss) on Cash Flow Hedges | As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	1		(88)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(950)		(1,036)
Other comprehensive income (loss), before reclassifications	438		0
Amounts reclassified from other comprehensive income	12		45
Other comprehensive income (loss)	450		45
Ending balance	(500)		(991)
Change in Retirement Plans’ Funded Status | As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(950)		(1,036)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(899)		(485)
Other comprehensive income (loss), before reclassifications	(373)		(373)
Amounts reclassified from other comprehensive income	0		0
Other comprehensive income (loss)	(373)		(373)
Ending balance	(1,272)		(858)
Foreign Currency Translation | As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(891)		(490)
Foreign Currency Translation | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Accumulated Other Comprehensive Income [Roll Forward]
Ending balance	(8)		5
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(118)		(153)
Other comprehensive income (loss), before reclassifications	(29)		51
Amounts reclassified from other comprehensive income	0		0
Other comprehensive income (loss)	(29)		51
Ending balance	(147)		(102)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method | As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(118)		(153)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,966)		(1,762)
Beginning balance	(1,966)		(1,762)
Other comprehensive income (loss), before reclassifications	74		(274)
Amounts reclassified from other comprehensive income	(16)		78
Other comprehensive income (loss)	58		(196)
Ending balance	(1,908)		(1,958)
Total | As Previously Reported
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,958)		(1,767)
Total | Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Accumulated Other Comprehensive Income [Roll Forward]
Ending balance	$ (8)		$ 5

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).